Intangible Assets (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Intangible Assets Net Excluding Goodwill Abstract
Schedule of Intangible Assets

Intangible assets are comprised of the following items:

		June 30, 2019			December 31, 2018
	Weighted Average Amortization Period (in years)	Cost	Accumulated Amortization	Net	Cost	Accumulated Amortization	Net
Customer relationships	16	$135,147	$2,849	$132,298	$—	$—	$—
Developed technology	10	7,027	234	6,793	—	—	—
Website	3	4,231	2,772	1,459	3,755	2,253	1,502
Alef license	2	4,086	—	4,086	2,984	—	2,984
Supply contract	3	2,368	—	2,368	—	—	—
Cultivation license	Indefinite	10,617	—	10,617	—	—	—
Trademarks	Indefinite	54,996	—	54,996	—	—	—
Rights under ABG Profit Participation Arrangement	Indefinite	119,366	—	119,366	—	—	—

Total		$337,838	$5,855	$331,983	$6,739	$2,253	$4,486

Intangible assets are comprised of the following items:

		December 31,
		2018			2017
	Weighted Average Amortization Period (in years)	Cost	Accumulated Amortization	Net	Cost	Accumulated Amortization	Net
Amortizing intangible assets:
Website	3	$3,755	$2,253	$1,502	$2,813	$1,879	$934

Total		3,755	2,253	1,502	2,813	1,879	934

Other intangible assets:
Alef license	—	2,984	—	2,984	—	—	—

Total		2,984	—	2,984	—	—	—

Total intangible assets		$6,739	$2,253	$4,486	$2,813	$1,879	$934